Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE INCOME TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	impvit1_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED AUGUST 1, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MAY 1, 2012, OF

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

CLASS I

Effective as of August 1, 2012, the following text replaces the applicable information in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a % of offering price)	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)

Class I
Management fees[1]	0.70
Distribution and service (12b-1 fees)	None
Other expenses	0.14
Total annual fund operating expenses[1]	0.84

[1]The Management fees and total annual fund operating expenses have been restated to reflect current management fees.

This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

●	You invest $10,000 in the fund for the time periods indicated
●	Your investment has a 5% return each year and the fund's operating expenses remain the same
●	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class I shares (with or without redemption at end of period)	86	268	466	1038

Legg Mason Western Asset Variable Global High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	impvit1_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED AUGUST 1, 2012

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MAY 1, 2012, OF

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

CLASS I

Effective as of August 1, 2012, the following text replaces the applicable information in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a % of offering price)	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)

Class I
Management fees[1]	0.70
Distribution and service (12b-1 fees)	None
Other expenses	0.14
Total annual fund operating expenses[1]	0.84

[1]The Management fees and total annual fund operating expenses have been restated to reflect current management fees.

This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

●	You invest $10,000 in the fund for the time periods indicated
●	Your investment has a 5% return each year and the fund's operating expenses remain the same
●	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class I shares (with or without redemption at end of period)	86	268	466	1038

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management fees and total annual fund operating expenses have been restated to reflect current management fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

●	You invest $10,000 in the fund for the time periods indicated
●	Your investment has a 5% return each year and the fund's operating expenses remain the same
●	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Legg Mason Western Asset Variable Global High Yield Bond Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[1]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	rr_MaximumDeferredSalesChargeOverOther		[1]
Management fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and service (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[2]
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,038
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	268
5 years	rr_ExpenseExampleNoRedemptionYear05	466
10 years	rr_ExpenseExampleNoRedemptionYear10	1,038

[1]	N/A
[2]	The Management fees and total annual fund operating expenses have been restated to reflect current management fees.